LEASES	6 Months Ended
Sep. 30, 2025
LEASES
LEASES

NOTE 5 —LEASES

Effective on April 1, 2021, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments derived from the lease.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

Balance sheet information related to operating leases ROU assets and lease liabilities is as follows:

	As of
	September 30,	March 31,
	2025	2025
	(Unaudited)
Operating lease right-of-use assets	$677,749	$394,568
Operating lease right-of-use assets- accumulated amortization	(285,586)	(250,033)
Operating lease right-of-use assets, net	392,163	144,535

Operating lease liabilities, current	134,994	93,719
Operating lease liabilities, non-current	285,360	66,926
Total operating lease liabilities	$420,354	$160,645

The weighted average remaining lease terms and discount rates for the operating lease as of September 30, 2025 and March 31, 2025 are as follows:

	September 30,	March 31,
	2025	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.07	2.37
Weighted average discount rate	4.31%	4.31%

For the six months ended September 30, 2025 and 2024, the Company reported total operating lease expenses of $60,424 and $44,983, respectively.

The following table summarizes the maturity of operating lease liabilities and future minimum payments of operating leases as of September 30, 2025:

Amounts
Twelve months ending September 30,
2026	$149,720
2027	83,629
2028	81,688
2029	81,688
2030	61,267

Total lease payments	457,992
Less: imputed interest	(37,638)
Total operating lease liabilities	$420,354